Subsequent Events (Details) (USD $)	3 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Apr. 30, 2015	Apr. 01, 2015	Apr. 19, 2015	Apr. 01, 2015	Apr. 09, 2015
Subsequent Event [Line Items]
Proceeds from Warrant Exercises	$ 1,412,000
Previously Reported | Series A Warrant
Subsequent Event [Line Items]
Warrants exercise price	$ 3.70
Actual | Series A Warrant
Subsequent Event [Line Items]
Warrants exercise price	$ 2.50
Common Stock | Series A Warrant
Subsequent Event [Line Items]
Proceeds from Warrant Exercises		1,411,655
Common Stock | Maximum
Subsequent Event [Line Items]
Aggregate offering amount			20,000,000
Subsequent event | Previously Reported | Series A Warrant
Subsequent Event [Line Items]
Warrants exercise price		$ 3.70		$ 3.70
Subsequent event | Actual | Series A Warrant
Subsequent Event [Line Items]
Warrants exercise price		$ 2.50		$ 2.50
Subsequent event | Common Stock | Series A Warrant
Subsequent Event [Line Items]
Number of warrants exercised (in shares)				564,662
Proceeds from Warrant Exercises				1,411,535
Subsequent event | Common Stock | Forecast | Maximum
Subsequent Event [Line Items]
Aggregate offering amount					$ 20,000,000